Deferred Tax Assets and Liabilities - Details of Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	₩ 1,727,122	₩ 1,136,166
Liabilities	(11,210)	(15,087)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	1,777,514	1,145,840
Liabilities	(61,602)	(24,761)
Total	1,715,912	1,121,079	₩ 960,706
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(4,364)	(1,013)
Total	(4,364)	(1,013)	(1,441)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	89,522	60,606
Total	89,522	60,606	34,550
Gross carrying amount [member] | Investments in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	0	13,404
Liabilities	(20,015)
Total	(20,015)	13,404
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	131,196	126,072
Total	131,196	126,072	183,903
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	691,599	445,721
Liabilities	(21,690)	(1,495)
Total	669,909	444,226	409,928
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	21,886	3,468
Liabilities	(10,759)	(14,588)
Total	11,127	(11,120)	(21,189)
Gross carrying amount [member] | provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	59,875	32,468
Liabilities	(4,446)
Total	55,429	32,468	27,018
Gross carrying amount [member] | Gain or loss on foreign currency translation, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets		13
Total	0	13	13
Gross carrying amount [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	137,667	20,850
Liabilities	(328)	(7,665)
Total	137,339	13,185	27,562
Gross carrying amount [member] | Tax credits carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	38,337	308,393
Total	38,337	308,393
Gross carrying amount [member] | Tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	607,432	134,845
Total	₩ 607,432	₩ 134,845	₩ 268,926